Noncontrolling Interests - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2016
Noncontrolling Interest [Line Items]
Noncontrolling shareholders' interests	$ 2,071	$ 2,474		$ 2,146
Charges related to legal matters included in noncontrolling interests			$ 391
Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Charges related to legal matters included in noncontrolling interests			17
Alumina Limited [Member]
Noncontrolling Interest [Line Items]
Proceeds from noncontrolling shareholder	$ 2	$ 43	$ 9